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Edwin Batista
Associate

edwin.batista@dechert.com
+1 617 728 7165 Direct
+1 617 275 8383 Fax

May 5, 2026

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs ETF Trust (the “Registrant”)

File Nos. 333-200933 and 811-23013

Post-Effective Amendment No. 719 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectus and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectus and the Statement of Additional Information contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on April 29, 2026.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 617-728-7165.

Sincerely,

/s/ Edwin Batista
Edwin Batista